Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Common Share - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Net income (loss) allocable to Class A common stock subject to possible redemption	$ (221,357)	$ (98,850)	$ (234,792)	$ (35,358)	$ (589,818)	$ 46,938
Numerator:
Net income (loss) allocable to Class B common stock	$ (313,557)	$ (23,339)	$ (332,586)	$ (8,348)	$ (244,269)	$ 13,299
Class A Common Stock [Member]
Denominator:
Weighted Average common stock, basic	2,441,063	14,645,135	2,441,063	14,645,135	7,700,506	12,204,321
Basic net income (loss) per share, common stock	$ (0.08)	$ 0	$ (0.1)	$ 0	$ (0.08)	$ 0
Nonredeemable Common Stock [Member]
Denominator:
Weighted Average common stock, basic	3,457,807	3,457,807	3,457,807	3,457,807	3,189,105	3,457,807
Basic net income (loss) per share, common stock	$ (0.08)	$ 0	$ (0.1)	$ 0	$ (0.08)	$ 0